Net finance expense (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of net finance expense recognized in profit or loss

(in thousands of USD)	2025	2024	2023
Interest income	6,539	15,895	20,620
Dividends from other shares	5,351	1,050	—
Income on recycling hedges from OCI into P&L	—	—	25,749
Change in fair value of fuel derivatives recognized in P&L	—	—	3,210
Foreign exchange gains	10,986	21,744	17,590
Finance income	22,876	38,689	67,168

Interest expense on financial liabilities measured at amortized cost	(375,286)	(145,562)	(132,268)
Interest expense on lease liabilities	(3,537)	(275)	(631)
Change in fair value of fuel derivatives recognized in P&L	—	—	(8,276)
Fair value adjustment on interest rate swaps	(3,407)	—	37
Other financial charges	(14,296)	(9,249)	(13,513)
Foreign exchange losses	(33,291)	(14,253)	(17,246)
Finance expenses	(429,817)	(169,339)	(171,897)

Net finance expenses	(406,941)	(130,650)	(104,729)

Disclosure of finance income and expenses not at fair value through profit or loss
The above finance income and expenses include the following in respect of assets (liabilities) not recognized at fair value through profit or loss:

	2025	2024	2023
Total interest income on financial assets	6,539	15,895	46,368
Total interest expense on financial liabilities	(375,286)	(145,562)	(132,268)
Total interest leasing	(3,537)	(275)	(631)
Total other financial charges	(14,296)	(9,249)	(13,513)